Net Loss per Share - Narrative (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	5,100,000	2,400,000	4,000,000	2,100,000